April 14, 2017
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life Insurance Company
Registration Statements filed on Form N-6
Nationwide VLI Sep Acct - 2
BOA FPVUL	033-42180
Nationwide VLI Sep Acct - 4
BOA TNG (BOA Next Generation FPVUL)	333-31725
BOA ChoiceLife FPVUL (BOA ChoiceLife FPVUL)
BOA CVUL Future (NWL) (FUTURE Corporate VUL)	333-43671
BAE Future Corporate FPVUL
Next Generation Corporate Variable Universal Life	333-137202
Future Executive VUL	333-169879
Nationwide VLI Sep Acct - 7
BOA Next Generation II FPVUL	333-117998
Nationwide YourLife Protection VUL - New York	333-146649
Waddell & Reed Protection VUL - New York
Nationwide YourLife Accumulation VUL - New York	333-149295
Waddell & Reed Accumulation VUL - New York
Nationwide YourLife Survivorship VUL - New York	333-156020
Nationwide Provident VLI Sep Acct 1
NLIC Options Plus	333-164119
NLIC Options Premier	333-164120
NLIC Options	333-164118
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:
(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-249-8782 with any questions regarding this filing.
Very truly yours,
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

NATIONWIDE LIFE INSURANCE COMPANY
/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies